VESSELS AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
VESSELS AND EQUIPMENT

12.	VESSELS AND EQUIPMENT

Movements in the three years ended December 31, 2023 are as follows:

(in thousands of $)	Vessels and equipment	Dry dock component	Net Carrying Value
Cost
As of December 31, 2022	4,390,718	126,437	4,517,155
Additions	1,113,143	26,114	1,139,257
Transfers from newbuildings	191,132	2,746	193,878
Disposals	(230,194)	(7,642)	(237,836)
As of December 31, 2023	5,464,799	147,655	5,612,454

Accumulated depreciation
As of December 31, 2022	(790,346)	(76,157)	(866,503)
Charge for the period	(212,088)	(17,982)	(230,070)
Disposals	111,516	5,772	117,288
As of December 31, 2023	(890,918)	(88,367)	(979,285)

Net book value as of December 31, 2023	4,573,881	59,288	4,633,169

Cost
As of December 31, 2021	4,089,351	107,616	4,196,967
Additions	16,483	17,850	34,333
Transfers from newbuildings	380,859	5,382	386,241
Disposals	(95,975)	(4,411)	(100,386)
As of December 31, 2022	4,390,718	126,437	4,517,155

Accumulated depreciation
As of December 31, 2021	(666,860)	(62,807)	(729,667)
Charge for the period	(145,623)	(16,324)	(161,947)
Disposals	22,137	2,974	25,111
As of December 31, 2022	(790,346)	(76,157)	(866,503)

Net book value as of December 31, 2022	3,600,372	50,280	3,650,652

Cost
As of January 1, 2021	3,805,768	94,396	3,900,164
Additions	189,193	12,740	201,933
Transfers from newbuildings	189,035	5,127	194,162
Disposals	(94,645)	(4,647)	(99,292)
As of December 31, 2021	4,089,351	107,616	4,196,967

Accumulated depreciation
As of January 1, 2021	(550,082)	(49,626)	(599,708)
Charge for the period	(136,482)	(15,995)	(152,477)
Disposals	19,704	2,814	22,518
As of December 31, 2021	(666,860)	(62,807)	(729,667)

Euronav VLCC Acquisition
On October 9, 2023, Frontline entered into a Framework Agreement (the “Framework Agreement”) with Euronav. Pursuant to the Framework Agreement, the Company agreed to purchase 24 VLCCs with an average age of 5.3 years, for an aggregate purchase price of $2,350.0 million from Euronav (the "Acquisition").

All of the agreements relating to the Acquisition came into effect in November 2023. In December 2023, the Company took delivery of 11 of the vessels for consideration of $1,112.2 million. The Company had a commitment of $890.0 million for the remaining 13 vessels to be delivered excluding $347.8 million of prepaid consideration as of December 31, 2023. The Company took delivery of the 13 remaining vessels in the first quarter of 2024.

In the year ended December 31, 2023, the Company also;

•completed the installation of EGCS on two vessels;
•took delivery of two VLCCs newbuildings, Front Orkla and Front Tyne;
•sold one VLCC, Front Eminence, and two Suezmax tankers, Front Balder and Front Njord; and
•performed dry docks on 10 vessels.

In the year ended December 31, 2022, the Company;

•completed the installation of EGCS on eight vessels;
•took delivery of four VLCC newbuildings, Front Alta, Front Tweed, Front Tana and Front Gaula;
•sold two LR2 tankers, Front Lion and Front Panther; and
•performed dry docks on 14 vessels.

In the year ended December 31, 2021, the Company;

•completed the installation of EGCS on two vessels and the installation of BWTS on one vessel;
•took delivery of two VLCCs, Front Driva and Front Nausta;
•took delivery of four LR2 newbuildings, Front Favour, Front Feature, Front Fusion and Front Future;
•sold two LR2 tankers, Front Puma and Front Tiger; and
•performed dry docks on 11 vessels.

Impairment

As of December 31, 2021
To determine whether detailed impairment testing was required for our owned vessels, including newbuildings, as of December 31, 2021, the Company assessed whether there was any indication that our vessels may be impaired as of this date by considering internal and external indicators. Based on this assessment, we observed that the estimated market values received from independent ship brokers were less than the carrying amount of the majority of our vessels. This was considered to be an impairment indicator and as such, the recoverable amounts of all our vessels was estimated based on the value in use calculation using cash flow projections. The estimated recoverable amount of all our vessels were significantly higher than the carrying amounts and no impairment loss was recognized in the year ended December 31, 2021.

As of December 31, 2022
To determine whether it was necessary to re-estimate the recoverable amounts of our owned vessels, including newbuildings, as of December 31, 2022, the Company assessed whether any events had occurred that would eliminate the difference calculated between the carrying amounts and recoverable amounts as of December 31, 2021. Based on this assessment, we observed that the estimated market values received from independent ship brokers had increased significantly during the period for all our vessels and actual and forecasted TCE rates and operating results had also improved significantly. Furthermore, the estimated recoverable amounts of all our vessels as of December 31, 2021 were not sensitive to possible impairment indicators, including the change in useful life of our vessels from 25 to 20 years as of January 1, 2023. Accordingly, we did not re-estimate our vessel's recoverable amounts as of December 31, 2022 and no impairment loss was recognized in the year ended December 31, 2022.

As of December 31, 2023
We did not identify any events or changes in circumstances indicating that the carrying amounts of our owned vessels might not be recovered as of December 31, 2023. Based on our assessment, we observed that the estimated market values received from independent ship brokers had increased since December 31, 2022 for all our vessels. We have not observed negative developments in forecasted market TCE rates and operating results have also improved significantly during the period. Furthermore, the Company's market capitalization was significantly higher than the carrying amount of its net assets as of December 31, 2023. Accordingly, no impairment loss was recognized in the year ended December 31, 2023.